Income Taxes (Tables)	8 Months Ended
Jan. 07, 2024
Income Tax Disclosure [Abstract]
Components of Income Tax Expense	The components of income tax expense are as follows:

	Fiscal Year Ended
	April 30, 2023	April 24, 2022	April 25, 2021
Current:
State and local	$192	$38	$13
Total current	192	38	13
Income tax expense	$192	$38	$13

Schedule of Effective Income Tax Rate Reconciliation
The income tax provision attributable to net income (loss) differed from the amounts computed by applying the U.S. federal income tax rate of 21% to income (loss) before income tax for the years ended April 30, 2023, April 24, 2022, and April 25, 2021 due to the following (in thousands):

	Fiscal Year Ended
	April 30, 2023	April 24, 2022	April 25, 2021
U.S. federal provision at statutory tax rate	$(1,540)	$(2,075)	$(6,297)
State income taxes, net of federal benefit	(711)	(762)	(1,387)
Permanent differences	102	140	148
PPP loan forgiveness	(1,755)	(573)	—
Stock compensation	(12)	(2)	(29)
Tax credits	(157)	(361)	(255)
Change in valuation allowance	4,265	3,671	7,833
Income tax expense	$192	$38	$13

Schedule of Deferred Tax Assets and Liabilities	Significant components of the Company's deferred tax assets and liabilities at April 30, 2023 and April 24, 2022 are as follows (in thousands):

	April 30, 2023	April 24, 2022
Deferred tax assets:
Accrued occupancy costs	$—	$597
Amount due to customers	1,474	1,657
Operating lease liabilities	28,481	25,785
Section 163(j) limitation	1,481	1,017
Net operating losses	14,961	9,069
Tax credits	4,328	4,171
Other accrued liabilities	97	54
Stock compensation	271	223
Property and equipment - State	2,002	2,625
Property and equipment - Federal	—	8,905
Other	3	3
Deferred tax assets	53,098	54,106
Valuation allowance	(43,021)	(38,756)
Net deferred tax assets	$10,077	$15,350

Deferred tax liabilities:
Property and equipment	$(4,599)	$—
Operating lease right-of-use assets	(5,478)	(15,350)
Total deferred tax liabilities	(10,077)	(15,350)
Net deferred tax liabilities	$—	$—